Share-based compensation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments	€ 6.9
Increase (decrease) through share-based payment transactions, equity	8.1	€ 5.1	€ 9.0
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.0	0.0
Reclassification of awards for settlement of tax liabilities	0.6	(16.9)	€ (14.7)
Ending balance, Reserve of share-based payments	13.8	6.9
Share based compensation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments	6.9
Ending balance, Reserve of share-based payments	13.8	€ 6.9
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (decrease) through share-based payment transactions, equity	0.6
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (decrease) through share-based payment transactions, equity	6.6
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	0.4
Other related parties [member] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (decrease) through share-based payment transactions, equity	0.9
Restricted Shares | Non-Executive Director
Disclosure of reserves within equity [line items]
Reclassification of awards for settlement of tax liabilities	€ (0.8)